SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE N – SUBSEQUENT EVENTS

On October 5, 2021, the Company issued Lloyd Spencer, the Company’s Chief Executive Officer, 4,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan in satisfaction of $98,000 of accrued wages.

On October 6, 2021, the Company issued Lloyd Spencer, the Company’s Chief Executive Officer, 2,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $48,000 fair value of the 2,000,000 shares at October 6, 2021 will be charged to officers and directors compensation in the three months ended December 31, 2021.

On October 6, 2021, the Company issued David Bradford, the Company’s Chief Operating Officer, 6,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $144,000 fair value of the 6,000,000 shares at October 6, 2021 will be charged to officers and directors compensation in the three months ended December 31, 2021.

On October 6, 2021, the Company issued Bill Edmonds, the Company’s Chief Financial Officer, 2,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $48,000 fair value of the 2,000,000 shares at October 6, 2021 will be charged to officers and directors compensation in the three months ended December 31, 2021.

Note Purchase Agreement

On October 14, 2021, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”) and issued each of the Investors a Secured Convertible Promissory Note (the “Note”) in the amount of Six Hundred Sixty-Six Thousand Six Hundred Sixty-Seven and NO/100 Dollars ($666,667). The Note is convertible, in whole or in part, at any time and from time to time before maturity (October 14, 2022) at the option of the holder at the Fixed Conversion Price that shall be the lesser of: (a) $0.01 or (b) 70% multiplied by the Market Price (as defined herein) (representing a discount rate of 30%) (the “Fixed Conversion Price”). “Market Price” means the average of the two lowest Closing Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date “Trading Day” shall mean any day on which the Common Stock is tradable for any period on the OTCBB, OTCQB or on the principal securities exchange or other securities market on which the Common Stock is then being quoted or traded. To the extent the Conversion Price of the Borrower’s Common Stock closes below the par value per share, the Borrower will take all steps necessary to solicit the consent of the stockholders to reduce the par value of the Common Stock to the lowest value possible under law. The Borrower agrees to honor all conversions submitted pending this adjustment. If the shares of the Borrower’s Common Stock have not been delivered within three (3) business days to the Holder, the Notice of Conversion may be rescinded by the Holder. If the Trading Price cannot be calculated for such security on such date in the manner provided above, the Trading Price shall be the fair market value as mutually determined by the Borrower and the Holder for which the calculation of the Trading Price is required in order to determine the Conversion Price of such Notes. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Note has a term of one (1) year and bears interest at 10% annually. The transaction closed on October 19, 2021.

The Note is guaranteed by the Company and its subsidiaries. The Note and the guarantees are secured by a pledge of substantially all of the assets of the Company and the guarantors.

As part and parcel of the foregoing transaction, each of the Investors was issued 2,298,852 shares of common stock as Commitment shares and a warrant (the “Warrant”) granting the holder the right to purchase up to 66,666,667 shares of the Company’s common stock at an exercise price of $0.015 for a term of 5-years.

The Company agreed to file an initial registration statement on Form S-1 covering the maximum number of registrable securities within 14 days of the execution of the NPA. The Registration Statement on Form S-1 was filed with the Securities and Exchange Commission on October 28, 2021.

On October 15, 2021, the Company issued 300,000 shares of common stock to employees for services rendered.

Closing of Securities Purchase Agreement

On October 19, 2021, the Company closed on the Securities Purchase Agreement (the “Agreement”) with Jeremy Lyell (the “Shareholder”). In consideration for the purchase of all Lyell Environmental Services, Inc. shares from the Shareholder, the Company was to pay the Shareholder (i) $50,000 upon execution of the Agreement that was held in escrow, (ii) $1,300,000 at Closing, and (iii) 1,000,000 shares of the Company’s common stock. Under the amended Agreement (the “Amended Agreement”), the Company paid to the Shareholder (i) the $50,000 paid upon execution of the Agreement and that was held in escrow, (ii) $1,000,000 at Closing, and (iii) 1,000,000 shares of the Company’s common stock. The Company also issued the Shareholder a Promissory Note (the “Promissory Note”) in the amount of $186,537.92. The Promissory Note accrues interest at 7% per annum and is due on December 18, 2021. The transaction closed on October 19, 2021. On December 18, 2021, the Company and Shareholder agreed to extend the due date for the Promissory Note for 30 days. As of the date of this filing, the Company has failed to make the payment due under the terms of the Promissory Note or extension and is thus in technical default.

On October 22, 2021, Deep Green Waste & Recycling, Inc. signed a non-binding Letter of Intent with a debris hauling company in the State of Georgia with respect to a proposed transaction in which Deep Green would purchase all the assets used or useful in the operation of the debris hauling company’s business. The proposed transaction was terminated by both parties.

On November 18, 2021, the Company issued a noteholder 1,800,000 shares of common stock in satisfaction of $18,000 interest. The $12,600 excess of the $30,600 fair value of the 1,800,000 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On November 18, 2021, the Company issued a noteholder 3,000,000 shares of common stock in satisfaction of $30,000 interest. The $21,000 excess of the $51,000 fair value of the 3,000,000 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 1, 2021, the Company issued a noteholder 2,082,128 shares of common stock in satisfaction of $18,000 interest. The $3,862 excess of the $28,162 fair value of the 2,082,128 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 13, 2021, the Company issued a noteholder 2,448,980 shares of common stock in satisfaction of $18,000 interest. The $10,163 excess of the $28,163 fair value of the 2,448,980 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 13, 2021, the Company issued a noteholder 4,264,392 shares of common stock in satisfaction of $30,000 interest. The $19,041 excess of the $49,041 fair value of the 4,264,392 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 20, 2021, the Company issued a noteholder 5,714,286 shares of common stock in satisfaction of $33,333 principal and $6,667 interest. The $18,857 excess of the $58,857 fair value of the 5,714,286 shares over the $40,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 21, 2021, the Company entered into a Letter of Intent (“LOI”) with FoamShield, Inc. (the “Seller”) whereby the Company would acquire all the assets used or useful in the operation of the Seller’s business, including all of the tangible and intangible assets owned by the principals of the Seller. As consideration for the acquisition of the assets, the Company shall issue the Seller 2,000,000 shares of common stock and a 4% royalty payment on all collected net sales revenues of the FoamShield product. The Company is completing its customary due diligence at this time. Closing is anticipated to occur on or before February 1, 2022.

On January 4, 2022, the Company issued a noteholder 5,673,765 shares of common stock in satisfaction of $32,667 interest. The $21,234 excess of the $53,901 fair value of the 5,673,765 shares over the $32,667 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 4, 2022, the Company issued a noteholder 6,802,721 shares of common stock in satisfaction of $39,167 principal. The $25,459 excess of the $64,626 fair value of the 6,802,721 shares over the $39,167 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 6, 2022, the Company issued a noteholder 9,070,295 shares of common stock in satisfaction of $50,794 principal. The $19,047 excess of the $69,841 fair value of the 9,070,295 shares over the $50,794 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 10, 2022, the Company issued a noteholder 5,714,286 shares of common stock in satisfaction of $30,000 principal. The $15,143 excess of the $45,143 fair value of the 5,714,286 shares over the $30,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 12, 2022, the Company issued a noteholder 5,714,286 shares of common stock in satisfaction of $30,000 principal. The $10,000 excess of the $40,000 fair value of the 5,714,286 shares over the $30,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

NOTE M - SUBSEQUENT EVENTS

Asset Purchase Agreement

On February 8, 2021, the Company, through its wholly owned subsidiary DG Research, Inc. (the “Buyer”), entered into an Asset Purchase Agreement (the “Agreement”) with Amwaste, Inc. (the “Seller”). Under the terms of the Agreement, the Buyer has agreed to purchase from the Seller certain assets (the “Assets”) utilized in the Seller’s waste management business located in Glynn County, Georgia. In consideration for the purchase of the Assets, the Buyer shall pay the seller $150,000 and issue the Seller 2,000,000 shares of the Company’s restricted common stock. The Buyer shall remit $50,000 at Closing and shall issue the Seller a Promissory Note (the “Note”) in the amount of $110,000. The Note principal shall be reduced by $10,000 if the Note is paid in full on or before March 8, 2021. The Note is secured by the Assets purchased through the Agreement. The transaction closed on February 11, 2021. At Closing, the Buyer remitted the $50,000 payment. On February 16, 2021, the Company issued the Seller the 2,000,000 shares of restricted common stock.

Issuance of Convertible Notes

On February 5, 2021, the Company issued GPL Ventures, LLC (“GPL”) a Convertible Promissory Note (the “Note”) in the amount of Seventy-Five Thousand and NO/100 Dollars ($75,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on February 10, 2021.

On February 5, 2021, the Company issued Quick Capital, LLC (“Quick”) a Convertible Promissory Note (the “Note”) in the amount of Twenty-Five Thousand and NO/100 Dollars ($25,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and Quick also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay Quick certain payments for such failures. The transaction closed on February 12, 2021.

On March 2, 2021, the Company issued GPL Ventures, LLC (“GPL”) a Convertible Promissory Note (the “Note”) in the amount of Fifty Thousand and NO/100 Dollars ($50,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (March 2, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on March 9, 2021.

Issuance of Common Stock

On February 17, 2021, the Company issued Lloyd Spencer (Company CEO) 1,616,379 restricted shares of its common stock (850,000 shares vested from August 2020 to December 2020 pursuant to the Employment Agreement dated December 4, 2019 and 766,379 shares vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020). Please see NOTE J - COMMITMENTS AND CONTINGENCIES for further information.

On February 17, 2021, the Company issued Bill Edmonds (Company CFO) 766,379 restricted shares of its common stock which vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020. Please see NOTE J - COMMITMENTS AND CONTINGENCIES for further information.

Consulting Agreement

On February 12, 2021, the Company entered into a Consulting Agreement (the “Agreement”) with Sylios Corp (the “Consultant”) for preparation of the Company’s financial reports. Under the terms of the Agreement, the Consultant is to assist the Company in the preparation of its Annual Report on Form 10-K and its Registration Statement on Form S-1. The Agreement shall have a term of three (3) months or until the Company’s Registration Statement on Form S-1 is filed with the Securities and Exchange Commission. As compensation, the Consultant, or its designee, shall receive 750,000 shares of common stock.

On March 19, 2021, the Company issued 750,000 restricted shares of its common stock to a consultant for services rendered.